OPERATING SEGMENTS - Reconciliation of adjusted EBITDA (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of adjusted EBITDA
Profit for the year	R 635.0	R 78.5	R 6.5
Income tax	343.9	26.6	25.9
Profit/(loss) before tax	978.9	105.1	32.4
Finance expense	68.8	78.4	58.4
Finance income	(109.8)	(58.3)	(38.8)
Results from operating activities	937.9	125.2	52.0
Depreciation	270.8	169.1	168.0
Share-based payment expense	224.1	21.4
Change in estimate of environmental rehabilitation recognised in profit or loss	(21.9)	(60.0)	(2.9)
Gain on financial instruments	0.0	(2.1)	0.0
(Gain)/loss on disposal of property, plant and equipment	(0.7)	(5.8)	0.6
Transaction costs	1.4
Retrenchment costs	0.0	6.3	0.0
Adjusted EBITDA	1,411.6	254.1
FWGR [member]
Reconciliation of adjusted EBITDA
Profit for the year	424.9	28.7
Depreciation	119.6	25.7
Change in estimate of environmental rehabilitation recognised in profit or loss	(2.1)	0.0
Retrenchment costs	0.0	4.7
Other reconciling items [member]
Reconciliation of adjusted EBITDA
Profit for the year	(87.0)	(32.5)	(46.8)
Depreciation	0.8	0.6	0.6
Change in estimate of environmental rehabilitation recognised in profit or loss	(0.7)	(1.4)	(0.4)
Retrenchment costs	R 0.0	R 0.0	R 0.0